VEDDERPRICE                              VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                                         222 NORTH LASALLE STREET
                                         CHICAGO, ILLINOIS 60601
                                         312-609-7500
                                         FACSIMILE: 312-609-5005

                                         OFFICES IN CHICAGO, NEW YORK CITY AND
                                         LIVINGSTON, NEW JERSEY





                                         December 29, 2004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

   Re:      ABN AMRO Funds
            Post-Effective Amendment No. 55 under the Securities Act of 1933 and No. 57 under the Investment Company Act of 1940
            File Nos. 33-68666 and 811-8004


To the Commission:

         On behalf of ABN AMRO Funds (the "Fund"), we are transmitting electronically for filing pursuant to the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940 (the "1940 Act"), the Fund's Post-Effective Amendment No. 55 under the 1933 Act to its Registration Statement on Form N-1A (Post-Effective Amendment No. 57 under the 1940 Act).

         This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act. We intend for this Amendment to become effective on March 1, 2005.

         If you have any questions or comments concerning this filing, please contact either Gail A. Hanson, Esq. at (617) 338-4057 or Aaron Remorenko at
(617) 338-4426 of PFPC Inc.

                                                               Very truly yours,



                                                               /s/ Amy E. Lewis
                                                               -----------------




Enclosures